Note 5 - Share Capital (Details) - Location Of Expenses for Stock-Based Compensation (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Research, development, collaborations and contracts expenses	$ 21,458,258	$ 18,043,356	$ 20,131,922
General and administrative expenses	5,546,273	8,140,779	6,386,386
Total	903,005	982,290	633,449
2007 Plan And 2011 Plan [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Research, development, collaborations and contracts expenses	621,807	772,367	500,425
General and administrative expenses	$ 281,198	$ 209,923	$ 133,024